UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

Dreyfus New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2011

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Important Tax Information
33	Information About the Renewal of the Fund’s Management Agreement
38	Board Members Information
41	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the 12-month period from December 1, 2010, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The financial markets proved volatile during the reporting period as investors struggled with persistently sluggish global economic growth and persistent sovereign debt concerns. Consequently, the broad international stock market generally lost value in 2011, while U.S. equities fared far better.Among fixed income assets, the escalating European debt crisis sparked a “flight to quality,” in which investors flocked to traditional safe haven assets, such as U.S. government securities. These developments, along with moderate near-term inflation risks, drove longer-term U.S. government securities sharply higher. Shorter-term U.S. government bonds, however, also advanced, but to a much lesser degree. In addition, municipal bonds also performed well, as robust demand from investors seeking higher relative after-tax yields supported bond prices in a limited supply environment.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. Meanwhile, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through November 30, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2011, Dreyfus New Jersey Municipal Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Yields Stay Steady Despite Shifting Economic Sentiment

Although a U.S. economic recovery seemed to gain momentum early in the reporting period, headwinds intensified in February 2011, when energy prices surged amid unrest in the Middle East, and in March, when natural and nuclear disasters in Japan disrupted the global industrial supply chain. Investor sentiment deteriorated further in late April, when Greece appeared headed for default on its sovereign debt and fiscal pressures mounted for other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

In August, Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, producing heightened volatility through September. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. October and November saw a partial reversal of this trend, as traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) left the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments trended downward during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile,

demand remained steady from individuals and institutional investors. From a credit-quality perspective, New Jersey has reduced spending, but lower-than-expected tax receipts in fiscal 2012 could put pressure on the state’s fiscal condition.

A Credit-Conscious Investment Posture

As we have for some time, we have maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts.We favored instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from instruments issued by localities that depend heavily on state aid. We maintained the fund’s weighted average maturity in a range that is slightly longer than industry averages.

Outlook Clouded by Economic Uncertainty

The U.S. and New Jersey economies have continued to grow, but the outlook for 2012 remains cloudy due to uncertainty surrounding the European debt crisis and U.S. fiscal policy. However, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels “at least through mid-2013.”With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

December 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

Expenses paid per $1,000†	$1.70
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

Expenses paid per $1,000†	$1.72
Ending value (after expenses)	$1,023.36

† Expenses are equal to the fund’s annualized expense ratio of .34%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2011

Short-Term	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—90.5%
Bayonne,
GO Notes (School Bonds)	4.13	7/15/12	270,000		275,653
Bergen County Improvement
Authority, Governmental
Loan Revenue	3.00	2/15/12	130,000		130,669
Branch Banking and Trust Co.
Municipal Trust (New Jersey
Economic Development
Authority, School Facilities
Construction Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.15	12/7/11	10,240,000	[a,b,c]	10,240,000
Brick Township,
GO Notes (General Improvement)	3.10	2/1/12	115,000		115,468
Brick Township Municipal Utilities
Authority, Revenue, Refunding	5.00	12/1/11	125,000		125,000
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental
Leasing Program)	4.50	8/15/12	250,000		256,842
Burlington County Bridge
Commission, County-Guaranteed
LR, Refunding (Governmental
Leasing Program)	2.00	8/15/12	105,000		106,033
Camden County Improvement
Authority, County-Guaranteed
LR, Refunding (Camden County
College Parking Project)	2.00	9/1/12	420,000		424,462
Camden County Improvement
Authority, County-Guaranteed
Revenue, Refunding
(Camden County Health
Services Center Project)	3.00	12/1/11	550,000		550,000
Camden County Improvement
Authority, GO Revenue (Camden
County College Project)	4.00	3/1/12	340,000		342,736
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.38	12/7/11	6,545,000	[a,b,c]	6,545,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	500,000	513,494
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	1,000,000	1,001,221
Cherry Hill Township,
GO Notes (General Improvement
and Sewer Utility)	4.00	8/15/12	100,000	102,348
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	5,000,000	5,004,549
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,000,000	3,013,280
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	7,000,000	7,005,676
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.25	4/13/12	2,000,000	2,001,810
Galloway Township,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	820,000	829,225
Glassboro Borough,
GO Notes, BAN	2.00	4/26/12	1,500,000	1,504,725
Irvington Township,
GO Notes, BAN	2.00	6/21/12	2,000,000	2,006,563
JPMorgan Chase Putters/Drivers
Trust (Port Authority of New
York and New Jersey.
Consolidated Bonds, 169th
Series) (Liquidity Facility;
JPMorgan Chase Bank)	0.12	12/1/11	7,100,000 [a,b,c]	7,100,000
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	1,500,000	1,506,402
Keyport Borough,
GO Notes	3.00	8/1/12	200,000	203,049
Lenape Regional High School
District Board of Education,
GO Notes	4.00	3/15/12	200,000	201,863
Little Falls Township,
GO Notes, Refunding
(General Improvement)	2.00	5/1/12	170,000	170,972

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Long Hill Township,
GO Notes, Refunding	5.00	8/15/12	100,000		103,151
Lopatcong Township Board of
Education, GO Notes, Refunding	3.00	7/15/12	150,000		152,089
Lower Township,
GO Notes, Refunding
(General Improvement)	2.00	7/15/12	485,000		489,199
Lower Township Municipal Utilities
Authority, Project Note	2.00	9/21/12	5,000,000		5,058,108
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.25	9/15/12	1,000,000		1,004,949
Monmouth County,
GO Notes, Refunding	3.00	1/15/12	250,000		250,610
Monmouth County Improvement
Authority, Governmental
Loan Revenue	4.00	12/1/11	175,000		175,000
Morris County Improvement
Authority, Guaranteed School
District Revenue (Morris Hills
Regional District Project)	3.50	10/1/12	100,000		102,492
New Jersey,
GO	5.25	7/1/12	250,000		256,849
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.20	12/7/11	1,480,000	[a]	1,480,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	12/7/11	735,000	[a]	735,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project)
(LOC; Bank of America)	0.20	12/7/11	700,000	[a]	700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project)
(LOC; Wells Fargo Bank)	0.30	12/7/11	1,650,000	[a]	1,650,000

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wells Fargo Bank)	0.30	12/7/11	75,000	[a]	75,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project)
(LOC; Wells Fargo Bank)	0.30	12/7/11	1,115,000	[a]	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project)
(LOC; TD Bank)	0.28	12/7/11	1,025,000	[a]	1,025,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.30	12/7/11	1,095,000	[a]	1,095,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project)
(LOC; Bank of America)	0.22	12/7/11	625,000	[a]	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project)
(LOC; TD Bank)	0.28	12/7/11	1,620,000	[a]	1,620,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery, Inc.
Project) (LOC; PNC Bank NA)	0.18	12/7/11	1,435,000	[a]	1,435,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.30	12/7/11	1,080,000	[a]	1,080,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project)
(LOC; TD Bank)	0.18	12/7/11	2,360,000	[a]	2,360,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo Bank)	0.17	12/7/11	2,500,000	[a]	2,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR, Refunding (The
Trustees of The Lawrenceville
School Project)	5.00	7/1/12	100,000		102,520
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National Bank)	0.40	12/7/11	2,230,000	[a]	2,230,000
New Jersey Economic Development
Authority, IDR (Penwell Holdings
LLC Project) (LOC; TD Bank)	0.24	12/7/11	1,420,000	[a]	1,420,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.10	12/1/11	3,100,000	[a]	3,100,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.12	12/1/11	26,500,000	[a]	26,500,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center Projects)
(LOC; Bank of America)	0.20	12/7/11	5,525,000	[a]	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation—Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center Projects)
(LOC; Bank of America)	0.20	12/7/11	4,210,000	[a]	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC; Wells
Fargo Bank)	0.17	12/7/11	315,000	[a]	315,000

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo Bank)	0.25	12/7/11	1,730,000	[a]	1,730,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.18	12/7/11	1,680,000	[a]	1,680,000
New Jersey Economic Development
Authority, Revenue (Green Hill
Project) (LOC; Valley National Bank)	0.20	12/7/11	4,700,000	[a]	4,700,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.24	12/7/11	8,680,000	[a]	8,680,000
New Jersey Economic Development
Authority, Revenue (Jewish
Home at Rockleigh Project)
(LOC; Valley National Bank)	0.24	12/7/11	8,680,000	[a]	8,680,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.22	12/7/11	275,000	[a]	275,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.30	12/7/11	2,000,000	[a]	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.28	12/7/11	5,620,000	[a]	5,620,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD Bank)	0.18	12/7/11	1,000,000	[a]	1,000,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.20	12/7/11	3,870,000	[a]	3,870,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.25	12/7/11	1,075,000	[a]	1,075,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane’s Mill Project)
(LOC; TD Bank)	0.11	12/7/11	545,000	[a]	545,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wells
Fargo Bank)	0.30	12/7/11	1,625,000	[a]	1,625,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; JPMorgan
Chase Bank)	0.13	12/7/11	1,100,000	[a]	1,100,000
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.75	9/1/12	1,250,000		1,295,686
New Jersey Educational Facilities
Authority, Revenue,
Refunding (The College of
Saint Elizabeth Issue)
(LOC; RBS Citizens NA)	0.29	12/7/11	15,600,000	[a]	15,600,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; Bank of America)	0.13	12/7/11	1,000,000	[a]	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)
(LOC; JPMorgan Chase Bank)	0.11	12/7/11	1,000,000	[a]	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National Bank)	0.20	12/7/11	9,280,000	[a]	9,280,000

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue (Christian
Health Care Center Issue)
(LOC; Valley National Bank)	0.29	12/7/11	200,000	[a]	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.34	12/7/11	1,000,000	[a,b,c]	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.12	12/7/11	400,000	[a]	400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Assistance Corporation I, LLC
Project) (LOC; Wells Fargo Bank)	0.10	12/7/11	1,300,000	[a]	1,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(LOC; Bank of America)	0.13	12/7/11	2,700,000	[a]	2,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School
and Hospital, Inc.)
(LOC; Bank of America)	0.25	12/7/11	200,000	[a]	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.09	12/1/11	2,030,000	[a]	2,030,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.29	12/7/11	150,000	[a]	150,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	12/15/11	175,000		175,275
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/11	400,000		400,665
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/11	1,700,000		1,703,056
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.63	6/15/12	295,000		302,707
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	3,000,000		3,007,352
Ocean City,
GO Notes (General Improvement)	2.00	8/15/12	135,000		136,232
Ocean County,
GO Notes, Refunding	4.00	12/1/11	750,000		750,000
Paramus Borough,
GO Notes (General Improvement,
Golf Course Utility and
Swimming Pool Utility)	4.00	7/15/12	235,000		240,104
Piscataway Township,
GO Notes	2.00	2/1/12	1,000,000		1,002,759
Point Pleasant Beach Borough,
GO Notes (General Improvement)	2.25	8/1/12	100,000		101,094
Point Pleasant Borough Board of
Education, GO Notes, Refunding	2.00	3/15/12	220,000		220,826
Port Authority of New York and
New Jersey (Consolidated Bonds,
152nd Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.20	12/7/11	1,660,000	[a,b,c]	1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.20	12/7/11	5,800,000	[a]	5,800,000
Rahway,
GO Notes, BAN	1.50	8/10/12	3,000,000		3,010,252
Raritan Township,
GO Notes (General Improvement)	2.00	8/1/12	100,000		100,863

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Ridgewood,
GO Notes (General Improvement
and Water Utility)	4.00	7/1/12	150,000		153,050
River Vale Township,
GO Notes, BAN	1.50	1/13/12	9,000,000		9,005,246
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.09	12/1/11	11,610,000	[a]	11,610,000
Spotswood Borough,
GO Notes, BAN	1.50	12/7/11	2,400,000		2,400,195
Stafford Township,
GO Notes, Refunding (Insured;
Assured Guaranty Municipal Corp.)	2.00	12/1/11	125,000		125,000
Vernon Township,
GO Notes	3.00	1/1/12	585,000		585,991
Vineland,
Electric Utility GO Notes,
Refunding (LOC; Wells Fargo Bank)	0.15	12/7/11	8,400,000	[a]	8,400,000
Voorhees Township,
GO Notes (General Improvement
and Sewer Utility)	2.00	2/1/12	330,000		330,802
Wallkill Valley Regional High
School District Board of
Education, GO Notes	2.00	9/1/12	200,000		201,865
Washington Township Municipal
Utilities Authority, Utility
System Revenue	4.00	2/1/12	200,000		201,085
West Windsor-Plainsboro
Regional School District,
GO Notes, Refunding	5.00	12/1/11	100,000		100,000
Woodbridge Township,
GO Notes (Sewer Utility)	2.00	7/2/12	850,000		856,161
U.S. Related—9.0%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC;
JPMorgan Chase Bank)	0.11	12/1/11	5,400,000	[a,b,c]	5,400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.24	12/7/11	5,300,000	[a]	5,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.14	12/7/11	10,600,000	[a,b,c]	10,600,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.50	12/7/11	3,630,000	[a,b,c]	3,630,000

Total Investments (cost $276,013,273)			99.5%		276,013,273

Cash and Receivables (Net)			.5%		1,292,093

Net Assets			100.0%		277,305,366

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, these securities amounted to $46,175,000 or 16.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	61.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	6.9
Not Rated[e]		Not Rated[e]		Not Rated[e]	32.0
					100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	276,013,273	276,013,273
Cash		774,297
Interest receivable		637,653
Prepaid expenses		12,548
		277,437,771
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		71,293
Payable for shares of Common Stock redeemed		996
Accrued expenses		60,116
		132,405
Net Assets ($)		277,305,366
Composition of Net Assets ($):
Paid-in capital		277,298,220
Accumulated net realized gain (loss) on investments		7,146
Net Assets ($)		277,305,366
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		277,394,887
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2011

Investment Income ($):
Interest Income	1,279,073
Expenses:
Management fee—Note 2(a)	1,476,468
Shareholder servicing costs—Note 2(b)	242,841
Professional fees	82,425
Prospectus and shareholders’ reports	49,985
Custodian fees—Note 2(b)	27,324
Directors’ fees and expenses—Note 2(c)	23,625
Registration fees	16,512
Miscellaneous	28,804
Total Expenses	1,947,984
Less—reduction in expenses due to undertaking—Note 2(a)	(668,735)
Less—reduction in fees due to earnings credits—Note 2(b)	(242)
Net Expenses	1,279,007
Investment Income—Net	66
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	9,939
Net Increase in Net Assets Resulting from Operations	10,005

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2011	2010
Operations ($):
Investment income—net	66	90
Net realized gain (loss) on investments	9,939	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,005	90
Dividends to Shareholders from ($):
Investment income—net	(2,859)	(90)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	486,991,663	575,090,844
Dividends reinvested	2,463	74
Cost of shares redeemed	(526,180,337)	(692,999,773)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(39,186,211)	(117,908,855)
Total Increase (Decrease) in Net Assets	(39,179,065)	(117,908,855)
Net Assets ($):
Beginning of Period	316,484,431	434,393,286
End of Period	277,305,366	316,484,431

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended November 30,
	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.003	.021	.031
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.003)	(.021)	(.031)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.27	2.13	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66		.64		.64	.60	.62
Ratio of net expenses
to average net assets	.43		.49		.60	.59	.61
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.27	2.05	3.07
Net Assets, end of period ($ x 1,000)	277,305		316,484		434,393	497,086	476,915

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost,

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	276,013,273
Level 3—Significant Unobservable Inputs	—
Total	276,013,273
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2011 and November 30, 2010 were as follows: tax exempt income $66 and $90, and long-term capital gains $2,793 and $0, respectively.

During the period ended November 30, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $2,793 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $668,735 during the period ended November 30, 2011.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2011, the fund was charged $150,593 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $61,788 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $6,305 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $242.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $27,324 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $6,356 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $113,341, custodian fees $9,443, chief compliance officer fees $4,743 and transfer agency per account fees $14,042, which are offset against an expense reimbursement currently in effect in the amount of $70,276.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended November 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $211,585,000 and $203,400,000, respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Money Market Fund, Inc. at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 27, 2012

The Fund	31

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal period ended November 30, 2011 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes), except $2,793 that is being designated as a long-term capital gain distribution for reporting purposes.As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, which will be mailed in early 2012.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously below, at, and above the Performance Group median and the Performance Universe median for various time periods.The Board noted that the fund’s performance was only one basis point lower than the applicable Performance Group median or Performance Universe median for the 1-year and 2-year periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

The Board considered the duration and extent of the fee waiver/expense reimbursement undertaking by Dreyfus to support a minimum zero or positive daily yield, as applicable from time to time, in the historically low interest rate environment, and the Board noted the extent to which differences among the returns for the Performance Group funds might be attributable to similar undertakings.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that Dreyfus does not advise any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
David W. Burke (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 82
———————
William Hodding Carter III (76)
Board Member (2006)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Gordon J. Davis (70)
Board Member (1995)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 43

Joni Evans (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
• Senior Vice President of the William Morris Agency (1994-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Richard C. Leone (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Senior Fellow of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 29
———————
Hans C. Mautner (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 29

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (48)
Board Member (2006)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
No. of Portfolios for which Board Member Serves: 53
———————
Burton N.Wallack (61)
Board Member (1991)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 29
———————
John E. Zuccotti (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
No. of Portfolios for which Board Member Serves: 29
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 164 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Fund	41

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

NOTES

For More Information

Ticker Symbol: DNJXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,826 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,496 in 2010 and $2,460 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $136 in 2010 and $92 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $33,851,490 in 2010 and $17,593,159 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)